Commitments and Contingencies	12 Months Ended
Mar. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

22 COMMITMENTS AND CONTINGENCIES

(a)
Operating lease commitments

The Group has entered into non-cancellable operating leases covering various facilities. See Note 13 for additional details on the Group’s operating lease commitments.

(b)
Capital and other commitments

There is no future capital and other commitments as of March 31, 2023.

(c)
Contingencies

The Group is subject to legal proceedings and regulatory actions in the ordinary course of business. The results of such proceedings cannot be predicted with certainty, but the Group does not anticipate that the final outcome arising out of any such matter will have a material adverse effect on our consolidated financial position, cash flows or results of operations on an individual basis or in the aggregate. As of March 31, 2023, the Group is not a party to any material legal or administrative proceedings.

The Group accounts for loss contingencies if both of the following conditions are met: a) Information available before the financial statements are issued or are available to be issued indicates that it is probable that an asset had been impaired or a liability had been incurred at the date of the financial statements; and b) The amount of loss can be reasonably estimated. As of March 31, 2023, the Group did not have material loss contingencies.